EQUITY METHOD INVESTMENTS - Narrative (Details) - OGC - USD ($) $ in Thousands	1 Months Ended			11 Months Ended		12 Months Ended
	Jun. 30, 2016	Mar. 31, 2014	Jan. 31, 2014	Nov. 30, 2016	Nov. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Acquisition of initial interest in Ohio Gathering						$ 0	$ 0	$ 190,000
Non-affiliated owners' interest percent		60.00%
Impairment of asset	$ 37,800
Summit Midstream Partners, LLC
Schedule of Equity Method Investments [Line Items]
Cost method ownership interest			1.00%
Ownership interest value			$ 190,000
Capital contribution			$ 8,400
Equity method potential ownership interest			40.00%
Equity method ownership interest		40.00%
Capital contributions true-ups		$ 326,600
Acquisition of initial interest in Ohio Gathering		50,400		$ 5,318	$ 0
Management fee		$ 5,400
Option value			$ 7,500
Principal Owner
Schedule of Equity Method Investments [Line Items]
Equity method ownership interest	40.00%					40.00%